Taxes on Income (Details Narrative) (10-K) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Corporate income tax rate	24.00%	25.00%
Israel Tax Authority [Member]
Net operating losses carried forward	$ 5,267
Israel Tax Authority [Member] | 2016 [Member]
Corporate income tax rate	25.00%
Israel Tax Authority [Member] | 2017 [Member]
Corporate income tax rate	24.00%
Israel Tax Authority [Member] | From 2018 [Member]
Corporate income tax rate	23.00%
US Tax Authority [Member]
Corporate income tax rate	35.00%
Net operating losses carried forward	$ 2,987
Operating loss carryforwards, expiration	2035
Tax Act [Member] | From January 1, 2018 [Member]
Reduced federal tax rate	21.00%